Fresh Start Reporting - Schedule of Reorganization Value of Assets (Detail) - Successor $ in Millions	Oct. 03, 2016 USD ($)
Fresh-Start Adjustment [Line Items]
Business enterprise value	$ 10,500
Cash excluded from business enterprise value	1,594
Deferred asset related to prepaid capital lease obligation	38
Current liabilities, excluding short-term portion of debt and capital leases	1,123
Noncurrent, non-interest bearing liabilities	1,906
Vistra Energy reorganization value of assets	$ 15,161